Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 588.4	$ 625.0	$ 2,986.4	$ 3,083.8	$ 2,716.3
Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue	347.6	344.2	1,392.4	1,422.5	1,450.7
Television Production
Disaggregation of Revenue [Line Items]
Revenue	241.1	218.5	1,330.1	1,760.1	1,531.0
Motion Picture
Disaggregation of Revenue [Line Items]
Revenue	347.3	406.5	1,656.3	1,323.7	1,185.3
Operating segments
Disaggregation of Revenue [Line Items]
Revenue			2,986.4	3,083.8	2,716.3
Operating segments | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue	347.6	344.2	1,392.4	1,422.5	1,450.7
Operating segments | International | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue	2.3	2.6	9.7	9.4	4.6
Operating segments | Starz Networks | Starz Business of Lions Gate Entertainment Corp
Disaggregation of Revenue [Line Items]
Revenue	345.3	341.6	1,382.7	1,413.1	1,446.1
Operating segments | Motion Picture Segment
Disaggregation of Revenue [Line Items]
Revenue			1,656.3	1,323.7	1,185.3
Operating segments | Motion Picture Segment | Theatrical
Disaggregation of Revenue [Line Items]
Revenue			226.5	120.7	65.3
Operating segments | Motion Picture Segment | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue			736.3	598.0	612.1
Operating segments | Motion Picture Segment | Total Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue			652.3	527.5	497.1
Operating segments | Motion Picture Segment | Total Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue			84.0	70.5	115.0
Operating segments | Motion Picture Segment | Televison
Disaggregation of Revenue [Line Items]
Revenue			274.4	217.8	257.9
Operating segments | Motion Picture Segment | International
Disaggregation of Revenue [Line Items]
Revenue			391.0	365.0	234.4
Operating segments | Motion Picture Segment | Other
Disaggregation of Revenue [Line Items]
Revenue			28.1	22.2	15.6
Operating segments | Television Production
Disaggregation of Revenue [Line Items]
Revenue	241.1	218.5	1,330.1	1,760.1	1,531.0
Operating segments | Television Production | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	18.9	11.8
Operating segments | Television Production | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	0.9	0.4
Operating segments | Television Production | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	19.8	12.2
Operating segments | Television Production | Television
Disaggregation of Revenue [Line Items]
Revenue	160.2	150.0
Operating segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenue	35.5	31.9
Operating segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenue	25.6	24.4
Operating segments | Television Production | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue			242.6	245.0	92.0
Operating segments | Television Production | Total Home Entertainment | Digital Media
Disaggregation of Revenue [Line Items]
Revenue			240.6	241.7	85.1
Operating segments | Television Production | Total Home Entertainment | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue			2.0	3.3	6.9
Operating segments | Television Production | Televison
Disaggregation of Revenue [Line Items]
Revenue			788.5	1,144.3	1,094.5
Operating segments | Television Production | International
Disaggregation of Revenue [Line Items]
Revenue			228.8	277.7	256.5
Operating segments | Television Production | Other
Disaggregation of Revenue [Line Items]
Revenue			$ 70.2	$ 93.1	$ 88.0
Operating segments | Motion Picture
Disaggregation of Revenue [Line Items]
Revenue	347.3	406.5
Operating segments | Motion Picture | Digital Media
Disaggregation of Revenue [Line Items]
Revenue	140.1	174.1
Operating segments | Motion Picture | Packaged Media
Disaggregation of Revenue [Line Items]
Revenue	9.2	25.9
Operating segments | Motion Picture | Theatrical
Disaggregation of Revenue [Line Items]
Revenue	36.0	65.9
Operating segments | Motion Picture | Total Home Entertainment
Disaggregation of Revenue [Line Items]
Revenue	149.3	200.0
Operating segments | Motion Picture | Television
Disaggregation of Revenue [Line Items]
Revenue	88.0	48.5
Operating segments | Motion Picture | International
Disaggregation of Revenue [Line Items]
Revenue	68.3	81.0
Operating segments | Motion Picture | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 5.7	$ 11.1